Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Beginning balance, Shares at Dec. 31, 2022 | shares			325,002,950	325,002,950
Beginning balance at Dec. 31, 2022	¥ 310,177		¥ 4		¥ (20,666)		¥ 13,922,811		¥ (11,886)		¥ (13,580,086)
Beginning balance, Shares at Dec. 31, 2022 | shares					(516,661)	(516,661)
Accretion of redeemable convertible preferred shares	(8,600)										(8,600)
Exercise of share-based awards, Shares | shares			1,317,744	1,317,744
Exercise of share-based awards	2,535						2,535
Share-based compensation	136,646						136,646
Net Income (Loss)	(91,279)										(91,279)
Other comprehensive income (loss)	33,055								33,055
Ending balance, Shares at Dec. 31, 2023 | shares			326,320,694	326,320,694
Ending balance at Dec. 31, 2023	382,534		¥ 4		¥ (20,666)		14,061,992		21,169		(13,679,965)
Ending balance, Shares at Dec. 31, 2023 | shares					(516,661)	(516,661)
Accretion of redeemable convertible preferred shares	(9,315)										(9,315)
Exercise of share-based awards, Shares | shares			2,531,012	2,531,012
Exercise of share-based awards	548						548
Share-based compensation	118,490						118,490
Repurchase of ordinary shares, Shares | shares					(3,180,414)	(3,180,414)
Repurchase of ordinary shares	(30,510)				¥ (30,510)
Net Income (Loss)	304,399										304,399
Other comprehensive income (loss)	32,465								32,465
Ending balance, Shares at Dec. 31, 2024 | shares			328,851,706	328,851,706
Ending balance at Dec. 31, 2024	798,611		¥ 4		¥ (51,176)		14,181,030		53,634		(13,384,881)
Ending balance, Shares at Dec. 31, 2024 | shares					(3,697,075)	(3,697,075)
Accretion of redeemable convertible preferred shares	(10,030)										(10,030)
Exercise of share-based awards, Shares | shares			3,874,983	3,874,983
Exercise of share-based awards	547						547
Share-based compensation	78,437						78,437
Repurchase of ordinary shares, Shares | shares					(1,043,936)	(1,043,936)
Repurchase of ordinary shares	(8,793)				¥ (8,793)
Net Income (Loss)	231,696	$ 33,132									231,696
Other comprehensive income (loss)	(49,686)								(49,686)
Ending balance, Shares at Dec. 31, 2025 | shares			332,726,689	332,726,689
Ending balance at Dec. 31, 2025	¥ 1,040,782	$ 148,831	¥ 4	$ 1	¥ (59,969)	$ (8,575)	¥ 14,260,014	$ 2,039,155	¥ 3,948	$ 565	¥ (13,163,215)	$ (1,882,315)
Ending balance, Shares at Dec. 31, 2025 | shares					(4,741,011)	(4,741,011)